INCOME TAXES	12 Months Ended
Dec. 31, 2016
Income Tax Disclosure [Abstract]
INCOME TAXES
INCOME TAXES
Provision for Income Taxes

year ended December 31	2016	2015	2014
(millions of Canadian $)

Current
Canada	116	44	103
Foreign	40	92	42
	156	136	145
Deferred
Canada	101	33	309
Foreign	95	(135)	377
	196	(102)	686
Income Tax Expense	352	34	831

Geographic Components of Income

year ended December 31	2016	2015	2014
(millions of Canadian $)

Canada	219	(624)	1,146
Foreign	618	(482)	1,678
Income/(Loss) before Income Taxes	837	(1,106)	2,824

Reconciliation of Income Tax Expense

year ended December 31	2016	2015	2014
(millions of Canadian $)

Income/(Loss) before income taxes	837	(1,106)	2,824
Federal and provincial statutory tax rate	27%	26%	25%
Expected income tax expense/(recovery)	226	(288)	706
Income tax differential related to regulated operations	81	159	129
Foreign tax rate differentials	(196)	14	25
Income from equity investments and non-controlling interests	(68)	(56)	(38)
Asset impairment charges[1]	242	170	—
Non-deductible amounts	46	—	—
Tax rate and legislative changes	—	34	—
Other	21	1	9
Actual Income Tax Expense	352	34	831

1	Net of $112 million (2015 - $311 million) attributed to higher foreign tax rates.
Deferred Income Tax Assets and Liabilities

at December 31	2016	2015
(millions of Canadian $)

Deferred Income Tax Assets
Tax loss and credit carryforwards	2,063	1,327
Difference in accounting and tax bases of impaired assets and assets held for sale	1,168	916
Regulatory and other deferred amounts	277	231
Unrealized foreign exchange losses on long-term debt	446	589
Financial instruments	34	111
Other	352	136
	4,340	3,310
Less: valuation allowance[1]	1,336	1,060
	3,004	2,250
Deferred Income Tax Liabilities
Difference in accounting and tax bases of plant, property and equipment and PPAs	9,015	6,441
Equity investments	905	656
Taxes on future revenue requirement	198	227
Other	156	55
	10,274	7,379
Net Deferred Income Tax Liabilities	7,270	5,129

1
In 2016, an increase to the valuation allowance of $276 million was recorded as the Company believes that it is more likely than not that the tax benefits related to the unrealized foreign exchange losses on long-term debt, unrealized losses on certain impaired assets, certain operating losses and capital losses will not be realized in the future.

The above deferred tax amounts have been classified in the Consolidated balance sheet as follows:

at December 31	2016	2015
(millions of Canadian $)

Deferred Income Tax Assets
Intangible and other assets (Note 12)	392	15
Deferred Income Tax Liabilities
Deferred income tax liabilities	7,662	5,144
Net Deferred Income Tax Liabilities	7,270	5,129

At December 31, 2016, the Company has recognized the benefit of unused non-capital loss carryforwards of $1,786 million (2015 – $1,283 million) for federal and provincial purposes in Canada, which expire from 2029 to 2036. In addition, the Company has not recognized the benefit of capital loss carry forwards of $654 million (2015 – $75 million) for federal and provincial purposes in Canada. The Company also has Ontario minimum tax credits of $68 million (2015 – $57 million), which expire from 2027 to 2036.
At December 31, 2016, the Company has recognized the benefit of unused net operating loss carryforwards of US$2,545 million (2015 – US$1,617 million) for federal purposes in the U.S., which expire from 2028 to 2036. The Company has not recognized the benefit of unused net operating loss carryforwards of US$58 million (2015 – nil) for federal purposes in the U.S. The Company also has alternative minimum tax credits of US$37 million (2015 – US$41 million).
At December 31, 2016, the Company has recognized the benefit of unused net operating loss carryforwards of US$54 million (2015 – US$70 million) in Mexico, which expire from 2024 to 2025.
Unremitted Earnings of Foreign Investments
Income taxes have not been provided on the unremitted earnings of foreign investments that the Company does not intend to repatriate in the foreseeable future. Deferred income tax liabilities would have increased at December 31, 2016 by approximately $481 million (2015 – $308 million) if there had been a provision for these taxes.
Income Tax Payments
Income tax payments of $105 million, net of refunds, were made in 2016 (2015 – payments, net of refunds, of $162 million; 2014 – payments, net of refunds, of $109 million).
Reconciliation of Unrecognized Tax Benefit
Below is the reconciliation of the annual changes in the total unrecognized tax benefit:

at December 31	2016	2015	2014
(millions of Canadian $)

Unrecognized tax benefit at beginning of year	17	18	23
Gross increases – tax positions in prior years	3	2	3
Gross decreases – tax positions in prior years	—	(2)	(8)
Gross increases – tax positions in current year	2	1	1
Settlement	(1)	—	—
Lapse of statutes of limitations	(3)	(2)	(1)
Unrecognized Tax Benefit at End of Year	18	17	18

Subject to the results of audit examinations by taxing authorities and other legislative amendments, TransCanada does not anticipate further adjustments to the unrecognized tax benefits during the next 12 months that would have a material impact on its financial statements.
TransCanada and its subsidiaries are subject to either Canadian federal and provincial income tax, U.S. federal, state and local income tax or the relevant income tax in other international jurisdictions. The Company has substantially concluded all Canadian federal and provincial income tax matters for the years through 2008. Substantially all material U.S. federal, state and local income tax matters have been concluded for years through 2011.
TransCanada's practice is to recognize interest and penalties related to income tax uncertainties in income tax expense. Income tax expense for the year ended December 31, 2016 reflects nil of interest expense and nil for penalties (2015 – $1 million reversal of interest expense and nil for penalties; 2014 – $1 million of interest expense and nil for penalties). At December 31, 2016, the Company had $4 million accrued for interest expense and nil accrued for penalties (December 31, 2015 – $4 million accrued for interest expense and nil accrued for penalties).